Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Provision for Income Taxes

The components of loss before provision for income taxes for the years ended December 31, 2017, 2016 and 2015 are as follows (in thousands):

	December 31,
	2017	2016	2015
U.K.	$(29,978)	$(12,194)	$(13,648)
U.S.	329	(4)	—
Loss before taxes	$(29,649)	$(12,198)	$(13,648)

Schedule of Income Tax Provision

The Company did not record any income tax provision for the years ended December 31, 2016 and 2015.  For the year ended December 31, 2017, the Company recorded the following income tax provision as follows (in thousands):

December 31,
2017
Current expense (benefit):
Federal	$52
State	—
Foreign	—
Total current expense (benefit)	52
Deferred expense (benefit):
Federal	—
State	(15)
Foreign	—
Total deferred tax expense (benefit)	(15)

Total income tax expense (benefit)	$37

Schedule of Reconciliation of Income Tax Expense (Benefit)

A reconciliation of income tax expense (benefit) at the statutory corporate income tax rate to the income tax expense (benefit) at the Company’s effective income tax rate is as follows (in thousands):

	December 31,
	2017	2016	2015
Tax (benefit) at statutory corporate rate	$(5,707)	$(2,439)	$(2,764)
Research and development expense	869	835	800
Valuation allowance	4,304	1,122	806
Tranche obligation liability	—	—	780
Change in tax law	537	437	356
State taxes, net of federal benefit	(15)	—	—
Foreign rate differential	49	—	—
Other	—	45	22
Income tax expense (benefit)	$37	$—	$—

Schedule of Net Deferred Tax Assets (Liabilities)

Net deferred tax assets (liabilities) recognized in the Company’s consolidated balance sheet consist of the following (in thousands):

	December 31,
	2017	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$6,549	$2,109	$1,273
Intangibles amortization	18	19	28
Tax credits	15	—
Other	8	7	15
Total deferred tax assets	6,590	2,135	1,316
Deferred tax liabilities:
Depreciation and amortization	(52)	(51)	(45)
Total deferred tax liabilities	(52)	(51)	(45)
Less: valuation allowance	(6,523)	(2,084)	(1,271)
Net deferred tax asset (liability)	$15	$—	$—